Long-Term Debt, Details 2 (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Debt Disclosure [Abstract]
Year 1	$ 7,911
Year 2	7,911
Year 3	7,911
Year 4	34,367
Total	$ 58,100